UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21986

Hatteras Multi-Strategy Institutional Fund, L.P.

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615

(Address of principal executive offices) (Zip code)

David B. Perkins
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615

(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras Multi-Strategy Institutional Fund, L.P.

Schedule of Investments - June 30, 2008 (unaudited)

Hatteras Multi-Strategy Institutional Fund, L.P. (1)

Investment in Hatteras Master Fund, L.P., at value - 100.19% (Cost $198,880,866)	$203,161,977
Liabilities in excess of other assets - -0.19%	(375,259)
Net Assets - 100.00%	202,786,718

(1)	Invests the majority of its assets in Hatteras Master Fund, L.P. The Schedule of Investments of Hatteras Master Fund, L.P. is included below.

Hatteras Master Fund, L.P

Schedule of Investments - June 30, 2008 (unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL
Percentages are as follows:
Absolute Return (18.96%)
Energy and Natural Resources (16.16%)
Enhanced Fixed Income (21.84%)
Opportunistic Equity (29.46%)
Private Equity Composite (7.42%)
Real Estate Composite (7.67%)
Short-Term Investment (1.76%)

	Cost	Fair Value
Investments in Underlying Funds (101.51%)

Absolute Return (18.96%) c
Broad Peak Fund, L.P. a, b	$12,000,000	$12,383,185
Citadel Derivatives Group Investors, LLC a,b	3,413,210	4,306,682
Citadel Wellington Partners, LLC a,b	26,747,987	32,890,995
Courage Special Situations Fund, L.P. a,b	4,827,675	5,444,517
D.E. Shaw Composite Fund, LLC a, b	16,000,000	19,828,122
Eton Park Fund, L.P. a, b	10,000,000	10,054,932
JANA Partners Qualified, L.P. a, b	5,146,300	5,353,763
Marathon Fund, L.P. a,b	11,121,137	9,932,490
Montrica Global Opportunities Fund, L.P. a, b	16,000,000	14,640,236
OZ Asia Domestic Partners, L.P. a, b	15,000,000	16,177,552
Paulson Advantage, L.P. a, b	28,000,000	30,674,953
Paulson Partners Enhanced, L.P. a, b	7,000,000	11,756,328
Perry Partners, L.P. a, b	10,404,723	10,190,760
PSAM WorldArb Partners, L.P. a, b	6,000,000	5,362,680
Smith Breeden Mortgage Partners, L.P. a, b	11,413,258	12,804,747
Stark Investments, L.P. a, b	12,000,000	13,468,203
UC Financials Fund Limited a, b	1,371,554	1,250,514
Waterstone Market Neutral Fund, L.P. a, b	11,000,000	14,212,350
Whitebox Diversified Convertible Arbitrage Fund, L.P. a, b	12,000,000	12,287,412
		243,020,421

	Cost	Fair Value
Energy and Natural Resources (16.16%) c
Arclight Energy Partners Fund III, L.P. b	$3,912,119	$3,844,529
Arclight Energy Partners Fund IV, L.P. a, b	1,573,929	1,500,403
Black River Commodity Multi Strategy Fund, L.P. a, b	7,000,000	8,606,421
Blackrock SSR Energy and Natural Resources Hedge Fund, L.P. a,b	19,700,000	29,589,875
Cadent Energy Partners II, L.P. a, b	1,224,792	1,056,700
CamCap Resources, L.P. a, b	18,000,000	20,747,925
Centennial Energy Partners, L.P. a, b	15,000,000	18,782,212
Chilton Global Natural Resources Partners, L.P. a, b	21,000,000	29,937,570
EnerVest Energy Institutional Fund X-A, L.P. b	2,836,266	2,994,508
EnerVest Energy Institutional Fund XI-A, L.P. b	2,899,679	2,531,409
Intervale Capital Fund, L.P. a, b	994,131	829,109
Merit Energy Partners F-II, L.P. b	357,590	378,504
NGP Energy Technology Partners, L.P. a, b	760,966	729,428
Natural Gas Partners IX, L.P. b	1,252,165	1,108,000
Natural Gas Partners VIII, L.P. b	3,299,509	3,817,971
NGP Midstream & Resources, L.P. b	1,359,973	1,152,883
Ospraie Special Opportunities Fund, L.P. a, b	5,000,000	5,714,929
Pine Brook Capital Partners, L.P. a, b	1,658,618	1,497,204
Quantum Energy Partners IV, L.P. a,b	1,378,459	1,340,395
Southport Energy Plus Partners, L.P. a, b	21,083,819	35,265,682
Touradji Global Resources Fund, L.P. a, b	16,500,000	15,511,896
Treaty Oak Partners, L.P. a, b	14,000,000	20,295,481
		207,233,034

	Cost	Fair Value
Enhanced Fixed Income (21.84%) c
Anchorage Crossover Credit Fund, L.P. a,b	$20,000,000	$20,511,096
Anchorage Short Credit Fund II, L.P. a,b	24,000,000	31,466,849
ARX Global High Yield Securities Fund I, L.P. a,b	19,000,000	19,233,561
BDCM Partners I, L.P. a, b	31,500,000	30,241,114
Contrarian Capital Fund I, L.P. a,b	15,880,064	17,463,346
CPIM Structured Credit Fund 1000, L.P. a, b	1,042,483	544,938
D.B. Zwirn Special Opportunities Fund, L.P. a,b	8,092,619	9,693,560
Drawbridge Special Opportunities Fund, L.P. a,b	17,000,000	18,038,219
Halcyon European Structured Opportunities Fund L.P. a,b	16,000,000	12,949,437
Harbinger Capital Partners Fund I, L.P. a,b	14,567,661	20,685,197
Lazard Emerging Income Plus, LTD b	5,609,677	5,712,559
Marathon Special Opportunities Fund, L.P. a,b	10,937,116	10,906,129
Ore Hill Fund, L.P. a,b	7,221,928	7,838,083
Prospect Harbor Credit Partners, L.P. a,b	20,000,000	22,187,755
Standard Pacific Asymmetric Opportunities Fund, L.P. a,b	13,000,000	12,830,169
Strategic Value Restructuring Fund, L.P. a,b	1,428,312	1,388,965
The Rohaytyn Group Local Currency Opportunity Partners, L.P. a,b	15,000,000	15,775,704
Venor Capital Partners, L.P. a,b	76,779	76,267
Z Capital Partners I, L.P. a,b	29,000,000	22,387,704
		279,930,652

	Cost	Fair Value
Opportunistic Equity (29.46%) c
Algebris Global Financials Fund, L.P. a, b	$24,000,000	$24,930,169
Artis Technology Qualified 2X (Institutional), L.P. a, b	10,500,000	13,218,585
Asian Century Quest Fund (QP) L.P. a, b	23,000,000	22,883,113
CCM Small Cap Value Qualified Fund, L.P. a, b	2,500,000	3,137,500
Criterion Horizons Fund, L.P. a, b	14,000,000	14,119,303
CRM Windridge Partners, L.P. a, b	4,522,017	5,586,087
D.E. Shaw Oculus Fund LLC a, b	25,000,000	32,398,282
Drawbridge Global Macro Fund, L.P. a, b	1,855,840	1,863,670
Ellerston Global Equity Managers Fund (US), L.P. a, b	13,000,000	14,080,478
Encore Consumer Capital Fund, L.P. b	2,138,190	2,112,995
GMO Mean Reversion Fund, L.P. a, b	6,770,065	9,242,773
Gracie Capital L.P. a, b	1,239,620	1,025,961
Gradient Europe Fund, L.P. a, b	13,500,000	11,285,373
Biomedical Value Fund, L.P. a, b	15,500,000	13,991,730
HealthCor, L.P. a, b	17,000,000	20,830,856
Liberty Square Strategic Partners IV (Asia), L.P. a, b	16,000,000	12,753,605
Miura Global Partners I, L.P. a, b	21,000,000	21,881,561
Penta Asia Domestic Partners, L.P. a, b	10,000,000	7,918,013
Prism Partners QP, L.P. a, b	1,761,487	1,156,418
Samlyn Onshore Fund, L.P. a, b	15,000,000	18,771,804
Sansar Capital, L.P. a, b	19,000,000	19,427,930
SCP Ocean Fund, L.P. a, b	4,002,947	7,839,599
SR Global Fund, L.P. (Class B) Asia a, b	6,269,224	5,614,661
SR Global Fund, L.P. (Class C) International a, b	7,457,674	12,418,812
SR Global Fund, L.P. (Class F) Europe a, b	11,719,713	10,972,422
SR Global Fund, L.P. (Class G) Emerging a, b	12,281,970	15,876,893
Talaris (U.S.) Fund, L.P. a, b	1,062,155	818,938
The Raptor Global Fund, L.P. a, b	13,000,000	13,086,964
The Russian Prosperity Fund a, b	—	5,035,910
Viking Global Equities, L.P. a, b	11,500,000	13,314,633
Visium Long Bias Fund, L.P. a, b	18,964,983	20,077,081
		377,672,119

	Cost	Fair Value
Private Equity Composite (7.42%) c
ABRY Partners VI L.P. a, b	$303,816	$232,410
Actis Umbrella Fund, L.P. b	2,103,273	2,381,577
BDCM Opportunity Fund II, L.P. a, b	1,781,545	1,600,929
Brazos Equity Fund II, L.P. b	2,808,700	2,785,676
Carlyle Japan International Partners II, L.P. a, b	492,940	470,628
CDH Venture Partners II, L.P. a, b	486,858	405,522
CJIP II Co-Invest, L.P. a, b	105,580	112,502
Carlyle Partners V, L.P. a, b	2,180,158	2,076,402
Claremont Creek Ventures, L.P. a, b	670,416	656,654
Crosslink Crossover Fund IV, L.P. a, b	3,818,586	4,959,639
Crosslink Crossover Fund V, L.P. a, b	10,000,000	9,664,628
Dace Ventures I, L.P. a, b	754,261	646,753
Darwin Private Equity I, L.P. b	1,592,747	1,266,228
Exponent Private Equity Partners II, L.P. a, b	2,397,890	2,292,794
Fairhaven Capital Partners, L.P. a, b	1,303,603	1,121,144
Gavea Investment Fund II A, L.P. a, b	4,250,000	6,579,707
Great Point Partners I, L.P. b	1,009,455	1,073,363
Halifax Fund II, L.P. b	872,905	742,064
Hancock Park Capital III, L.P. b	2,700,000	2,792,501
Healthcor Partners Fund, L.P. a, b	1,435,368	1,290,175
Integral Capital Partners VII, L.P. a, b	6,000,000	7,547,415
Integral Capital Partners VIII, L.P. a, b	10,000,000	9,008,925
Lehman Brothers Venture Partners V, L.P. a, b	789,046	715,609
Lighthouse Capital Partners VI, L.P. a, b	2,250,000	2,135,652
Mid Europa Fund III, L.P. a, b	766,672	768,655
OCM European Principal Opportunties Fund, L.P. a, b	3,720,307	5,269,025
OCM Mezzanine Fund II, L.P. b	4,002,661	3,929,579
Orchid Asia IV, L.P. a, b	1,277,401	994,562
Pipe Equity Partners, LLC a, b	3,824,693	4,762,268
Private Equity Investment Fund IV, L.P. b	2,957,488	2,966,962
RoundTable Healthcare Partners II, L.P. a, b	1,091,981	1,035,363
Saints Capital VI, L.P. a, b	825,140	825,140
Sanderling Venture Partners VI Co-Investment Fund, L.P. a, b	500,000	435,491
Sanderling Venture Partners VI, L.P. a, b	693,208	642,951
Sterling Capital Partners II, L.P. b	1,471,101	1,692,241
Sterling Capital Partners III, L.P. a, b	1,191,704	919,477
Strategic Value Global Opportunities Fund I-A, L.P. a,b	2,384,090	2,190,221
The Column Group, L.P. b	444,069	302,105
Trivest Fund IV, L.P. a, b	1,097,566	925,296
VCFA Venture Partners V, L.P. b	2,513,920	2,758,935
VCFA Private Equity Partners IV, L.P. b	955,418	1,656,368
Voyager Capital Fund III, LP b	531,122	483,619
		95,117,155

	Cost	Fair Value
Real Estate Composite (7.67%) c
Arminius Moat, L.P. a, b	$4,382,246	$4,382,246
Benson Elliot Real Estate Partners II, L.P. a, b	2,878,978	2,834,315
Colony Investors VII, L.P. b	2,829,420	3,021,150
Colony Investors VIII, L.P. a, b	4,080,462	3,234,400
DaVinci Corporate Opportunity Partners, L.P. a, b	2,529,921	2,178,926
Forum European Realty Income III, L.P. b	1,310,406	1,174,160
Greenfield Acquisition Partners V, L.P. a, b	700,000	700,000
ING Clarion Global, L.P. a, b	6,283,925	6,810,116
New City Asia Partners (T), L.P. a, b	5,236,991	5,199,474
Northwood Real Estate Co-Investors, L.P. a, b	6,336	—
Northwood Real Estate Partners, L.P. a, b	98,819	—
Oak Hill REIT Plus, L.P. a, b	8,000,000	9,118,835
ORBIS Real Estate Fund I a, b	3,010,892	2,844,570
Patron Capital L.P. III a, b	622,529	548,826
Phoenix Asia Real Estate Investments II, L.P. a, b	3,992,387	4,165,743
Rockwood Capital Real Estate Partners Fund VII, L.P. a, b	3,467,862	3,331,597
Security Capital Preferred Growth, Inc. b	1,553,874	640,670
Third Avenue Real Estate Opportunities Fund, L.P. a, b	21,000,000	15,115,558
Transwestern Mezzanine Realty Partner II, LLC b	1,843,736	1,776,800
WCP Real Estate Fund I, L.P. a, b	4,863,515	4,767,965
WCP Real Estate Strategies Fund, L.P. a, b	11,000,000	11,170,319
Wells Street Global Partners, L.P. a, b	17,686,675	15,327,508
		98,343,178

Total investments in Underlying Funds (Cost $1,195,875,044) (101.51%)	1,190,875,043	1,301,316,559

Short-Term Investments (1.76%)

Federated Prime Obligations Fund #10	22,513,779	22,513,779
Total Short-Term Investments (Cost $22,513,779) (1.76%)		22,513,779

Total Investments (Cost $1,218,388,823) (103.27%)		1,323,830,338

Liabilities in excess of other assets (-3.27%)		(41,874,010)

Partners' capital - 100.00%		$1,281,956,328

a- Non-income producing
b- Underlying Funds are issued in private placement transactions and as such are restricted as to resale.
c- Sectors are unaudited by Deloitte & Touche LLP.
Total cost and fair value of restricted underlying funds as of June 30, 2008 was $1,195,875,044 and $1,301,316,559, respectively.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for fiscal years beginning after November 15, 2007.  FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.  The Fund adopted FAS 157 as of April 1, 2008.  The adoption of FAS 157 will not have a material impact on the financial statements, but additional disclosures will be required. Under FAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

•	Level 1 - quoted prices in active markets for identical securities on the measurement date and on an ongoing basis.
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments and other financial instruments which are carried at fair value, as of 6/30/2008:

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$22,513,779	—
Level 2 - Other Significant Observable Inputs	$0	—
Level 3 - Significant Unobservable Inputs	$1,301,316,559	—
Total	$1,323,830,338	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment. At June 30, 2008, the Fund had no financial instruments subject to this disclosure.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Beginning Balance 4/1/2008	$1,086,374,717	—
Realized gain/loss	$(190,385)	—
Changes in unrealized appreciation (depreciation)	$42,541,836	—
Net purchases (sales)	$172,590,391	—
Transfers in/out of Level 3	$0	—
Ending balance 6/30/08	$1,301,316,559	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment. At June 30, 2008, the Fund had no financial instruments subject to this disclosure.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Multi-Strategy Institutional Fund , L.P.

By (Signature and Title)*

/s/ David B. Perkins
David B. Perkins, President & Chief Executive Officer (principal executive officer)

Date	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ David B. Perkins
David B. Perkins, President & Chief Executive Officer (principal executive officer)

Date	August 29, 2008

By (Signature and Title)*

/s/ J. Michael Fields
J. Michael Fields, Chief Financial Officer (principal financial officer)

Date	August 29, 2008

* Print the name and title of each signing officer under his or her signature.